Goodwill And Other Intangible Assets (Schedule Of Future Amortization Expense Related To Finite Lived Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets [Abstract]
2012	$ 2,506
2013	2,496
2014	2,472
2015	2,461
2016	2,461
Total	$ 12,396